Supplementary Cash Flow Information (Details) - Schedule of Non-Cash Capital Transactions - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Non-Cash Capital Transactions [Abstract]
Environmental rehablitation expenditure paid from reclamation deposit		$ 379
Additions of plant and equipment included in accounts payable and accrued liabilities	1,393	2,276
Capital expenditures of mineral rights and properties included in accounts payable and accrued liabilities	(922)	590
Cash on hand and at bank	112,355	50,871
Bank term deposits and short-term money market investments	40,587	94,821
Total cash and cash equivalents	$ 152,942	$ 145,692